Segment information (Schedule of Segment Information by Segment Areas (Geographical Segments) (Details) item in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item		Dec. 31, 2017 USD ($) item		Dec. 31, 2015 USD ($)
Disclosure of Segment information [Line Items]
Revenue		$ 628,907	$ 601,161		$ 330,122
Sale of crude oil		579,030	545,490		279,162
Sale of gas		49,877	55,671		50,960
Royalties		(64,576)	(71,836)		(28,697)
Transportation costs		(12,985)	(2,638)		(864)
Share-based payment		(2,717)	(5,446)		(4,075)
Operating profit (loss)		210,675	256,492		78,996
Depreciation		(105,532)	(92,240)		(74,885)
Impairment loss (recognized) reversed for non-financial assets		(7,559)	4,982		$ 0		$ (149,574)
Total assets		$ 852,132	$ 862,660
Employees at year end | item		439	457		405
Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 628,907	$ 601,161		$ 330,122
Sale of crude oil		579,030	545,490		279,162
Sale of gas		49,877	55,671		50,960
Realized loss on commodity risk management contracts		3,888	(26,098)		(2,148)
Production and operating costs		(168,964)	(174,260)		(98,987)
Royalties		(64,576)	(71,836)		(28,697)
Share-based payment		(329)	(878)		(457)
Other operating costs		(104,059)	(101,546)		(69,833)
Operating profit (loss)		210,675	256,492		78,996
Operating netback		447,084	397,658		228,308
Adjusted EBITDA		363,335	330,556		175,776
Depreciation		(105,532)	(92,240)		(74,885)
Impairment loss (recognized) reversed for non-financial assets		(7,559)	4,982
Write-off		(18,290)	(26,389)		(5,834)
Total assets		$ 852,132	$ 862,660		$ 786,163
Employees (average) | item		461	445		379
Employees at year end | item		439	457		405
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 32,336	$ 37,359		$ 32,738
Sale of crude oil		10,551	17,402		15,873
Sale of gas		21,785	19,957		16,865
Realized loss on commodity risk management contracts		0	0		0
Production and operating costs		(19,789)	(21,899)		(20,999)
Royalties		(1,181)	(1,473)		(1,314)
Share-based payment		(31)	(226)		(170)
Other operating costs		(18,577)	(20,200)		(19,515)
Operating profit (loss)		(26,869)	(29,139)		(19,675)
Operating netback		12,218	15,153		11,222
Adjusted EBITDA		8,310	8,784		4,070
Depreciation		(34,826)	(28,203)		(23,730)
Impairment loss (recognized) reversed for non-financial assets		0	(6,549)		0
Write-off		0	(6,121)		(546)
Total assets		$ 249,207	$ 276,449		$ 301,931
Employees (average) | item		89	101		102
Employees at year end | item		77	100		102
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 23,049	$ 30,053		$ 34,238
Sale of crude oil		1,469	1,198		910
Sale of gas		21,580	28,855		33,328
Realized loss on commodity risk management contracts		0	0		0
Production and operating costs		(5,953)	(8,785)		(10,737)
Royalties		(1,855)	(2,820)		(3,134)
Share-based payment		(29)	(37)		(39)
Other operating costs		(4,069)	(5,928)		(7,564)
Operating profit (loss)		1,750	4,370		4,434
Operating netback		15,055	21,306		23,540
Adjusted EBITDA		11,750	17,908		20,166
Depreciation		(7,445)	(10,395)		(10,809)
Impairment loss (recognized) reversed for non-financial assets		0
Write-off		(5,120)	(2,020)		(2,978)
Total assets		$ 68,480	$ 70,424		$ 91,604
Employees (average) | item		13	12		12
Employees at year end | item		13	12		12
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 538,917	$ 497,870		$ 263,076
Sale of crude oil		536,986	496,341		262,309
Sale of gas		1,931	1,529		767
Realized loss on commodity risk management contracts		3,888	(26,098)		(2,148)
Production and operating costs		(116,944)	(118,533)		(66,913)
Royalties		(56,399)	(62,710)		(24,236)
Share-based payment		(231)	(461)		(248)
Other operating costs		(60,314)	(55,362)		(42,429)
Operating profit (loss)		297,783	309,357		116,290
Operating netback		413,120	352,672		194,013
Adjusted EBITDA		367,058	319,447		168,303
Depreciation		(46,917)	(42,721)		(40,010)
Impairment loss (recognized) reversed for non-financial assets		0	11,531	[1]	0	[1]
Write-off		0	(17,665)		(1,625)
Total assets		$ 357,125	$ 383,450		$ 288,429
Employees (average) | item		195	182		164
Employees at year end | item		202	178		180
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0	$ 0		$ 0
Sale of crude oil		0	0		0
Sale of gas		0	0		0
Realized loss on commodity risk management contracts		0	0		0
Production and operating costs		0	0		0
Royalties		0	0		0
Share-based payment		0	0		0
Other operating costs		0	0		0
Operating profit (loss)		(7,468)	(4,529)		(3,850)
Operating netback		0	0
Adjusted EBITDA		(6,540)	(7,077)		(3,505)
Depreciation		(576)	(245)		(139)
Impairment loss (recognized) reversed for non-financial assets		0
Write-off		0	0		0
Total assets		$ 53,993	$ 35,817		$ 22,099
Employees (average) | item		26	27		13
Employees at year end | item		14	28		19
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 34,605	$ 35,879		$ 70
Sale of crude oil		30,024	30,549		70
Sale of gas		4,581	5,330		0
Realized loss on commodity risk management contracts		0	0		0
Production and operating costs		(26,278)	(25,043)		(338)
Royalties		(5,141)	(4,833)		(13)
Share-based payment		(38)	(154)		0
Other operating costs		(21,099)	(20,056)		(325)
Operating profit (loss)		(34,124)	(6,739)		(3,430)
Operating netback		6,691	8,527		(467)
Adjusted EBITDA		868	4,576		(2,183)
Depreciation		(15,618)	(10,640)		(159)
Impairment loss (recognized) reversed for non-financial assets	[2]	(7,559)	0		0
Write-off		(13,170)	(583)		(685)
Total assets		$ 79,062	$ 87,259		$ 30,924
Employees (average) | item		133	121		88
Employees at year end | item		128	137		92
Ecuador [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0
Sale of crude oil		0
Sale of gas		0
Realized loss on commodity risk management contracts		0
Production and operating costs		0
Royalties		0
Share-based payment		0
Other operating costs		0
Operating profit (loss)		(536)
Operating netback		0
Adjusted EBITDA		(535)
Depreciation		(1)
Impairment loss (recognized) reversed for non-financial assets		0
Write-off		0
Total assets		$ 1,119
Employees (average) | item		2
Employees at year end | item		2
Corporate [Member]
Disclosure of Segment information [Line Items]
Revenue			$ 0		$ 0
Sale of crude oil			0		0
Sale of gas			0		0
Realized loss on commodity risk management contracts			0		0
Production and operating costs			0		0
Royalties			0		0
Share-based payment			0		0
Other operating costs			0		0
Operating profit (loss)			(16,828)		(14,773)
Operating netback			0
Adjusted EBITDA			(13,082)		(11,075)
Depreciation			(36)		(38)
Write-off			0		0
Total assets			$ 9,261		$ 51,176
Employees (average) | item			2		0
Employees at year end | item			2		0
Corporate [Member] | Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue		$ 0
Sale of crude oil		0
Sale of gas		0
Realized loss on commodity risk management contracts		0
Production and operating costs		0
Royalties		0
Share-based payment		0
Other operating costs		0
Operating profit (loss)		(19,861)
Operating netback		0
Adjusted EBITDA		(17,576)
Depreciation		(149)
Impairment loss (recognized) reversed for non-financial assets		0
Write-off		0
Total assets		$ 43,146
Employees (average) | item		3
Employees at year end | item		3

[1]	Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2).
[2]	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.